Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		September 30, 2016		December 31, 2015
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$20,805	20,805	32,868	$32,868
Restricted cash	1	21,487	21,487	25,828	25,828
Amounts due from affiliate	2	4,101	4,101	4,239	4,239
Derivative financial instruments	2	(15,232)	(15,232)	(10,767)	(10,767)
Other:
Advances (shareholder loans) to joint ventures	2	8,761	8,912	13,991	14,329
Current amounts due to owners and affiliates	2	(8,897)	(8,897)	(10,604)	(10,604)
Loans and promissory notes due to owners and affiliates	2	—	—	(287)	(287)
Lampung facility	2	(169,057)	(188,053)	(181,527)	(202,017)
Gallant facility	2	(171,176)	(171,641)	(181,316)	(181,364)
Revolving credit and seller’s credit due to owners and affiliates	2	$(52,422)	(51,988)	(47,000)	$(47,000)

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		September 30,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2016	2015
Trade receivable	Payment activity	Performing	$8,206	$8,200
Amounts due from affiliate	Payment activity	Performing	4,101	4,239
Advances/ loans to joint ventures	Payment activity	Performing	$8,761	$13,991